Income Taxes (Tables)	12 Months Ended
Mar. 31, 2013
Sources of Income before Income Taxes and Equity in Earnings of Affiliated Companies and Sources of Income Taxes

The sources of income before income taxes and equity in earnings of affiliated companies and the sources of income taxes for the years ended March 31, 2013, 2012 and 2011, were as follows:

	Millions of yen
	2013	2012	2011
Income before income taxes and equity in earnings of affiliated companies:
Domestic	¥54,445	¥79,712	¥68,682
Foreign	150,158	169,897	151,127

	¥204,603	¥249,609	¥219,809

Income taxes:
Current –
Domestic	¥23,885	¥16,618	¥15,391
Foreign	50,743	49,802	42,532

	¥74,628	¥66,420	¥57,923

Deferred –
Domestic	¥(2,627)	¥8,911	¥4,885
Foreign	(2,912)	(861)	1,898

	¥(5,539)	¥8,050	¥6,783

Total	¥69,089	¥74,470	¥64,706

Total Income Taxes Recognized

Total income taxes recognized for the years ended March 31, 2013, 2012 and 2011 were applicable to the following:

	Millions of yen
	2013	2012	2011
Income before income taxes and equity in earnings of affiliated companies	¥69,089	¥74,470	¥64,706
Other comprehensive income(loss):
Foreign currency translation adjustments	220	(591)	(493)
Net unrealized holding gains(losses) on securities available for sale	2,412	(70)	1,323
Pension liability adjustments	1,495	(230)	(1,456)
Net unrealized holding gains(losses) on derivative instruments	356	(852)	(54)

Total income taxes	¥73,572	¥72,727	¥64,026

Temporary Differences and Tax Loss Carryforwards gave Rise to Deferred Tax Assets and Liabilities

Temporary differences and tax loss carryforwards which gave rise to deferred tax assets and liabilities at March 31, 2013 and 2012, are as follows:

	Millions of yen
	2013	2012
Deferred tax assets:
Allowances provided, not yet recognized for tax	¥4,537	¥5,151
Accrued expenses	38,093	33,801
Investment securities	5,828	5,691
Pension and retirement benefits	11,120	13,619
Property, plant and equipment	10,735	11,066
Inventories	10,783	9,460
Net operating loss carryforwards	19,143	14,265
Research and development expenses	1,376	1,255
Other	12,141	8,170

Total gross deferred tax assets	113,756	102,478
Less valuation allowance	(25,015)	(20,730)

Total deferred tax assets	¥88,741	¥81,748

Deferred tax liabilities:
Unrealized holding gains on securities available for sale	¥11,750	¥8,776
Property, plant and equipment	10,705	11,267
Intangible assets	10,583	10,584
Undistributed earnings of foreign subsidiaries and affiliated companies accounted for by the equity method	5,393	4,724

Total deferred tax liabilities	¥38,431	¥35,351

Total deferred tax assets	¥50,310	¥46,397

Net Deferred Tax Assets and Liabilities Reflected on Consolidated Balance Sheets

Net deferred tax assets and liabilities as of March 31, 2013 and 2012 are reflected on the consolidated balance sheets under the following captions:

	Millions of yen
	2013	2012
Deferred income taxes and other current assets	¥55,591	¥44,825
Deferred income taxes and other assets	13,442	18,835
Deferred income taxes and other current liabilities	(507)	(687)
Deferred income taxes and other liabilities	(18,216)	(16,576)

	¥50,310	¥46,397

Differences between Japanese Statutory Tax Rates and Effective Tax Rates

The differences between the Japanese statutory tax rates and the effective tax rates for the years ended March 31, 2013, 2012 and 2011, are summarized as follows:

	2013	2012	2011
Japanese statutory tax rate	38.1%	40.8%	40.8%
Increase (decrease) in tax rates resulting from:
Change in valuation allowance	1.3	(5.4)	(4.9)
Expenses not deductible for tax purposes	0.5	0.1	1.5
Income of foreign subsidiaries taxed at lower than Japanese normal rate	(6.2)	(6.7)	(8.3)
Tax credit for research and development expenses	(1.3)	(0.0)	(1.3)
Other, net	1.4	1.0	1.6

Effective tax rate	33.8%	29.8%	29.4%

Period Available to Offset Future Taxable Income in each Tax Jurisdiction

The period available to offset future taxable income varies in each tax jurisdiction as follows:

Year ending March 31, 2013	Millions of yen
Within 5 years	¥25,339
6 to 20 years	17,575
Indefinite periods	16,866

Total	¥59,780